FEDERAL INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Balance at beginning of year	$ 80	$ 80
Additions/(reductions) based on tax positions for the current year	0	0
Balance at end of year	$ 80	$ 80